Convertible Promissory Debentures - Schedule of Convertible Promissory Debentures (Details) (10-Q) (Parenthetical) - USD ($)	Sep. 28, 2020	Sep. 21, 2020	Sep. 18, 2020	Sep. 17, 2020	Aug. 18, 2020	Jun. 23, 2020	Jan. 28, 2020
Convertible Notes Payable One [Member]
Principal amount							$ 385,000
Debt interest rate							0.00%
Debt maturity date							Oct. 20, 2021
Convertible Notes Payable Two [Member]
Principal amount						$ 50,000
Debt interest rate						0.00%
Debt maturity date						Oct. 20, 2021
Convertible Notes Payable Three [Member]
Principal amount						$ 50,000
Debt interest rate						0.00%
Debt maturity date						Oct. 20, 2021
Convertible Notes Payable Four [Member]
Principal amount					$ 25,000
Debt interest rate					0.00%
Debt maturity date					Oct. 20, 2021
Convertible Notes Payable Five [Member]
Principal amount				$ 181,500
Debt interest rate				0.00%
Debt maturity date				Oct. 20, 2021
Convertible Notes Payable Six [Member]
Principal amount			$ 93,500
Debt interest rate			0.00%
Debt maturity date			Oct. 20, 2021
Convertible Notes Payable Seven [Member]
Principal amount		$ 165,000
Debt interest rate		0.00%
Debt maturity date		Oct. 20, 2021
Convertible Notes Payable Eight [Member]
Principal amount	$ 27,500
Debt interest rate	0.00%
Debt maturity date	Oct. 20, 2021
Convertible Notes Payable Nine [Member]
Principal amount	$ 33,000
Debt interest rate	0.00%
Debt maturity date	Oct. 20, 2021